Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other current liabilities.
Summary of other current liabilities

	As of December	As of December
	31, 2021	31, 2020
Salaries and wages	$6,306	$4,342
Advance invoiced customers	5,447	7,367
Royalties	1,233	1,767
Other current liabilities	6,663	5,681
Total	$19,649	$19,157